COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Rental Payments
At December 31, 2018, future minimum rental payments required under operating leases for the next five years and thereafter are as follows (in thousands):

2019	$1,425
2020	1,173
2021	1,002
2022	834
2023	790
Thereafter	1,438
$6,662